Summary of Performance Stock Units Activity (Detail)	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,336,762
Granted	1,118,580
Vested	(712,537)
Forfeited	(334,459)
Unvested the end of the year	2,408,346
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	105,595
Granted	160,423
Vested	(5,799)
Forfeited	(71,726)
Unvested the end of the year	188,493
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,231,167
Granted	958,157
Vested	(706,738)
Forfeited	(262,733)
Unvested the end of the year	2,219,853